UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  March 31
Date of reporting period: March 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------

           -----------------------------------------------------------
                                  SMITH BARNEY
                                   MUNI FUNDS
                               MASSACHUSETTS MONEY
                                MARKET PORTFOLIO
           -----------------------------------------------------------

                         ANNUAL REPORT | MARCH 31, 2004

                 [LOGO] Smith Barney
                        Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

         Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

           -----------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
           -----------------------------------------------------------

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman ...................................................   1

Manager Overview ...........................................................   3

Schedule of Investments ....................................................   7

Statement of Assets and Liabilities ........................................  13

Statement of Operations ....................................................  14

Statements of Changes in Net Assets ........................................  15

Notes to Financial Statements ..............................................  16

Financial Highlights .......................................................  20

Independent Auditors' Report ...............................................  21

Additional Information .....................................................  22

Tax Information ............................................................  27

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

Amid uneven prospects about the economy, stock market volatility and geopolitical concerns during the past year, many investors shifted their hard-earned dollars into shorter-term fixed-income funds to complement their higher-risk investments. During much of the year, interest rate concerns remained contained due to lackluster employment data, subdued inflation and comments from the Fed, which led many investors to believe that it would refrain from raising its interest rate targets. However, the U.S. economy picked up over the period, and national job growth for March significantly exceeded estimates.(i)

Throughout the year the fund's manager anticipated that economic growth on a national basis could improve, and a pick-up in activity, which could potentially lead to higher inflation and interest rates. Therefore, the manager maintained a relatively defensive posture in managing the portfolio's exposure to inflation and interest rate risk by maintaining a relatively neutral average maturity.

Municipal money market securities provide income that is exempt from federal, and sometimes state and local, income taxes. Your financial adviser can help you implement a suitable asset allocation based on your investment profile to help you pursue your long-term financial goals.

Please read on for a more detailed look at prevailing economic and market conditions during the fund's fiscal year and to learn how those conditions and changes made to the portfolio during this time may have affected fund performance.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure


               1   Smith Barney Muni Funds  |  2004 Annual Report
related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

April 12, 2004


               2   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
                                MANAGER OVERVIEW
================================================================================


[PHOTO OMITTED]                       [PHOTO OMITTED]

JOSEPH P. DEANE                       JULIE P. CALLAHAN, CFA

Vice President and                    Vice President and
Investment Officer                    Investment Officer

Performance Review

As of March 31, 2004, the seven-day current yield for Class A shares of the Smith Barney Muni Funds--Massachusetts Money Market Portfolio was 0.42% and its seven-day effective yield, which reflects compounding, was 0.42%. These numbers are the same due to rounding.

The seven-day effective yield is calculated similarly



--------------------------------------------------------------------------------
                     SMITH BARNEY MUNI FUNDS--MASSACHUSETTS
               MONEY MARKET PORTFOLIO YIELDS AS OF MARCH 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   Seven-day current yield                                              0.42%
--------------------------------------------------------------------------------
   Seven-day effective yield                                            0.42%
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

The fund's yields will vary and performance of other share classes may differ. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

In the cases where the current yield and effective yield are the same, it is due to rounding. The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.
--------------------------------------------------------------------------------


               3   Smith Barney Muni Funds  |  2004 Annual Report
to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that the performance represents past performance, which is not a guarantee of future results and yields will vary. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

Market Overview

In order to help boost economic activity, last June the Fed reduced its target for the federal funds rate,(ii) which dropped to four-decade lows. As a result, the yields on tax-exempt money market instruments continued to fall. By August, evidence of an improvement in the national economy emerged, and as a result longer-term bond yields started to rise. However, many investors believed the Fed would likely leave short-term interest rates at prevailing low levels over the foreseeable future, and tax-exempt money market yields generally remained near their lows.

Stronger-than-anticipated economic growth consensus estimates for the third calendar quarter rekindled concerns about interest rates and inflation. Despite the 8.2% annual growth in gross domestic product ("GDP")(iii) over the third quarter of 2003, investors' concerns about the prospects of inflation and rising rates were contained because some of this growth was attributable to one-time factors, such as the tax cuts and the end of major combat operations in Iraq. Furthermore, many investors felt the Fed appeared to be in a holding pattern from adjusting its rate targets.

Investors Question the Fed's Patience

Investors spent the first quarter of 2004 dissecting language from the Fed, which stated in late January that it "believes that it can be patient in removing its policy accommodation."(iv) However, the fact that the Fed did not include the phrase "considerable period" in this statement as it had before, led many investors to question when the Fed's patience would run out.


               4   Smith Barney Muni Funds  |  2004 Annual Report

Estimates of calendar fourth-quarter 2003 GDP annual growth released during the period registered at 4.1%.(iii) This rate was below third-quarter 2003 results but exceeded levels from early last year. Furthermore, in recent testimony to Congress, Fed Chairman, Alan Greenspan revealed that the Fed raised its expectations for economic growth.

Although the economy has shown significant signs of improvement since early last year, the job market has remained the weak link to a sustainable recovery. Employment data(v) released after the first quarter of 2004 ended showed that the unemployment rose to 5.7% in March, versus 5.6% in February. However, the U.S. economy added 308,000 non-farm payroll jobs in March,(v) marking the largest number since April 2000.(vi) This result raised expectations that the strength of the economy may be improving, raising concerns that inflation could pick up and interest rates rise sooner than previously anticipated.

Massachusetts' Economy(vii)

The Governor-proposed $23 billion fiscal 2005 budget, which was introduced to the Massachusetts legislature in late January, eliminates a potential $1.5 billion budget gap without raising taxes or using existing reserve funds. The budget does not rely upon a full economic recovery to maintain balance, and it has a focus on managing costs. The revenue estimate builds in a modest economic recovery. Standard & Poor's recent rating on the state's longer-term bond obligations was AA+ with a stable outlook.

Investment Approach

The fund included a significant amount of municipal obligations backed by school districts and revenue bonds. Revenue bonds are issued to finance public works such as tunnels, sewer systems and bridges, and are supported directly by the revenues derived from the operations of these systems. The fund maintained a diversified mix of securities that included tax-exempt commercial paper, fixed-rate notes and variable-rate demand obligations. During the year we reduced the average maturity of the fund to 29 days. This was a reflection of the belief that the short-term municipal yield curve was very flat and there was no added benefit from purchasing securities with longer maturities.


               5   Smith Barney Muni Funds  |  2004 Annual Report

Thank you for your investment in the Smith Barney Muni Funds--Massachusetts Money Market Portfolio. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ Joseph P. Deane                                     /s/ Julie P. Callahan


Joseph P. Deane                                         Julie P. Callahan, CFA
Vice President and                                      Vice President and
Investment Officer                                      Investment Officer

April 12, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of March 31, 2004 and are subject to change. Please refer to pages 7 through 10 for a list of the fund's holdings.

i     Based upon data released on April 1, 2004 from the U.S. Department of
      Labor.
ii The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iii Source for GDP (gross domestic product) growth: Bureau of Labor Statistics. Gross domestic product is a market value of goods and services produced by labor and property in a given country.
iv    Source: Federal Reserve (January 28, 2004).
v     Source: U.S. Department of Labor (April 1, 2004).
vi    Source: Lehman Brothers.
vii   Source: Standard & Poor's (Public Finance Report Card, April 2004).


               6   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Schedule of Investments                                           March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                        VALUE
==========================================================================================================
$  2,496,000    Aaa*        Beverly GO MBIA-Insured 3.00% due 11/1/04                        $   2,523,479
   1,110,000    AAA         Boston Special Obligation Boston City Hospital
                               MBIA-Insured 3.00% due 8/1/04                                     1,117,153
     400,000    A-1+        Boston Water and Sewer Commission Series A
                               0.95% VRDO                                                          400,000
   1,153,000    AAA         Bourne GO MBIA-Insured 5.00% due 7/15/04                             1,166,263
   2,000,000    AAA         Canton Housing Authority MFH Canton Arboretum Apts.
                               1.03% VRDO AMT                                                    2,000,000
                            Clipper Tax Exempt Trust PART:
   4,259,000    VMIG 1*        CTFS 2000-2 MBIA-Insured 1.05% due 8/12/04                        4,259,000
   4,892,000    VMIG 1*        Series 1998-8 AMBAC-Insured 1.07% VRDO                            4,892,000
     330,000    AAA         Freetown GO FGIC-Insured 3.00% due 7/15/04                             331,793
     260,000    AAA         Harwich GO MBIA-Insured 5.00% due 12/1/04                              266,616
     767,000    AAA         Holbrook GO FSA-Insured 3.00% due 6/15/04                              770,197
     250,000    MIG 1*      Leominster GO BAN Series B 4.00% due 11/15/04                          254,402
     500,000    NR+         Martha's Vineyard Regional Transportation Authority RAN
                               1.75% due 5/7/04                                                    500,338
  10,260,000    A-1+        Massachusetts Bay Transportation Authority 1.03% VRDO               10,260,000
                            Massachusetts DFA:
   1,221,000    A-1            0.95% due 5/3/04 TECP                                             1,221,000
   3,000,000    A-1            0.95% due 8/20/04 TECP                                            3,000,000
   2,750,000    A-1            Assisted Living Facilities Whalers Cove Project Series A
                                  1.08% VRDO AMT                                                 2,750,000
                               Boston University XLCA-Insured:
   2,750,000    A-1+              Series R-1 1.03% VRDO                                          2,750,000
   7,250,000    A-1+              Series R-3 1.03% VRDO                                          7,250,000
   3,300,000    A-1            Carleton Williard Village 1.01% VRDO                              3,300,000
   1,500,000    A-1+           Clark University Series A AMBAC-Insured 1.02% VRDO                1,500,000
   2,260,000    A-1            Decas Cranberry 1.08% VRDO AMT                                    2,260,000
     500,000    A-1+           Draper Laboratory Issue MBIA-Insured 1.03% VRDO                     500,000
   3,385,000    NR+            Epichem Inc. Project 1.18% VRDO AMT                               3,385,000
  10,738,000    A-1+           Higher Education Smith College 1.01% VRDO                        10,738,000
   2,880,000    A-1            Horner Millwork Corp. 1.06% VRDO AMT                              2,880,000
   1,445,000    A-1            Metalcrafters Inc. Series 1999 1.19% VRDO AMT                     1,445,000
  10,250,000    VMIG 1*        Notre Dame Health Care Center 1.10% VRDO                         10,250,000
     500,000    A-1            Ocean Spray Cranberries 0.98% VRDO                                  500,000
   2,000,000    A-1+           Phillips Academy 1.02% VRDO                                       2,000,000
   3,500,000    VMIG 1*        Resource Recovery Semass System Series 563
                                  MBIA-Insured PART 1.02% VRDO                                   3,500,000
                               Solid Waste Disposal Newark Group Project:
   1,500,000    A-1+              Series A 1.04% VRDO AMT                                        1,500,000
   6,000,000    A-1+              Series C 1.05% VRDO AMT                                        6,000,000
                            Massachusetts HEFA:
   2,000,000    AAA            Amherst College Series H 0.88% due 6/9/04                         2,000,000
   2,500,000    AAA            Baystate Medical Center Series 834 FGIC-Insured
                                  PART 1.07% VRDO                                                2,500,000


                       See Notes to Financial Statements.

               7   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                        VALUE
==========================================================================================================
$  2,500,000    AAA            Berklee College of Music Series 385 MBIA-Insured PART
                                  1.05% due 7/8/04                                           $   2,500,000
   2,800,000    VMIG 1*        Capital Asset Program Series E MBIA-Insured
                                  1.08% VRDO                                                     2,800,000
   4,525,000    VMIG 1*        CIL Realty of Massachusetts Inc. Series 1999
                                  1.03% VRDO                                                     4,525,000
   1,500,000    A-1            Hallmark Health Systems Series B FSA-Insured
                                  1.02% VRDO                                                     1,500,000
                               Harvard University:
                                  Series EE TECP:
   1,500,000    A-1+                0.98% due 8/5/04                                             1,500,000
   4,000,000    A-1+                0.98% due 8/6/04                                             4,000,000
   1,000,000    A-1+              Series R PART 0.94% VRDO                                       1,000,000
                               Partners Healthcare:
   6,050,000    A-1+              Series C FSA-Insured 1.03% VRDO                                6,050,000
     750,000    A-1+              Series D-3 1.00% VRDO                                            750,000
   1,000,000    A-1               Series D-4 1.00% VRDO                                          1,000,000
   2,000,000    AA-               Series E 2.00% due 7/1/04                                      2,005,033
                               Simmons College AMBAC-Insured:
   4,390,000    VMIG 1*           MERLOT Series D PART 1.07% VRDO                                4,390,000
   1,000,000    VMIG 1*           Series E 1.03% VRDO                                            1,000,000
   2,500,000    A-1+           University of Massachusetts Series A 1.00% VRDO                   2,500,000
  10,050,000    A-1+           Wellesley College Issue Series E 1.00% VRDO                      10,050,000
                               Williams College Issue:
   5,605,000    A-1+              Series E 1.00% VRDO                                            5,605,000
   4,000,000    A-1+              Series I 1.10% due 4/1/04                                      4,000,000
                            Massachusetts HFA:
   5,400,000    VMIG 1*        MFH Princeton Crossings 1.08% VRDO AMT                            5,400,000
   4,050,000    A-1+           Series F FSA-Insured 1.03% VRDO                                   4,050,000
   1,400,000    A-1+           Series I FSA-Insured 3.25% due 6/1/04 AMT                         1,404,944
                            Massachusetts IFA:
   1,000,000    A-1            420 Newburyport Turnpike Series 1998 1.05% VRDO                   1,000,000
   1,400,000    VMIG 1*        Buckingham Browne Nichols 0.97% VRDO                              1,400,000
     600,000    NR+            Peterson American Corp. Project 1.27% VRDO AMT                      600,000
   1,500,000    VMIG 1*        Whitehead Institute for Biomed Research 1.00% VRDO                1,500,000
     650,000    AAA         Massachusetts Municipal Wholesale Electric Co. Power
                               Supply Nuclear Mix 1-A MBIA-Insured 4.00% due 7/1/04                654,805
                            Massachusetts Port Authority Series 2003 TECP:
   4,000,000    A-1+           0.92% due 5/4/04                                                  4,000,000
   1,000,000    A-1+           0.95% due 5/4/04 AMT                                              1,000,000
   2,000,000    A-1+           0.95% due 5/6/04                                                  2,000,000
   2,000,000    A-1+           0.95% due 5/7/04 AMT                                              2,000,000
   5,150,000    VMIG 1*     Massachusetts State College Building Authority MERLOT
                               Series B-11 AMBAC-Insured PART 1.07% VRDO                         5,150,000


                       See Notes to Financial Statements.

               8   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Schedule of Investments (continued)                               March 31, 2004
================================================================================

    FACE
   AMOUNT       RATING(a)                        SECURITY                                        VALUE
==========================================================================================================
                            Massachusetts State GO:
$  1,050,000    A-1+           Central Artery GO Series A 1.12% VRDO                         $   1,050,000
   5,000,000    A-1            MSTC Series 2002-209 FSA-Insured PART 1.09% VRDO                  5,000,000
     500,000    A-1+           Series 1997-B 1.02% VRDO                                            500,000
                               Series B:
   1,000,000    A-1+              1.01% VRDO                                                     1,000,000
     500,000    AA-               5.00% due 5/1/04                                                 501,588
   2,500,000    A-1+           Series C 1.06% VRDO                                               2,500,000
                            Massachusetts State Turnpike Authority PART:
   1,500,000    VMIG 1*        Series 334 MBIA-Insured 1.02% VRDO                                1,500,000
   2,000,000    VMIG 1*        Series 335 AMBAC-Insured 1.02% VRDO                               2,000,000
                            Massachusetts State Water Authority:
   2,500,000    A-1+           Series 1994 1.05% due 4/8/04 TECP                                 2,500,000
     200,000    AAA            Series A MBIA-Insured 6.00% due 8/1/04                              206,285
                               Series C:
     250,000    AA                5.25% due 12/1/04                                                261,895
   1,000,000    AAA               AMBAC-Insured 5.10% due 12/1/04                                1,025,774
   1,800,000    A-1+              FGIC-Insured 1.03% VRDO                                        1,800,000
   5,250,000    A-1+           Series D FGIC-Insured 1.03% VRDO                                  5,250,000
                            Massachusetts State Water Pollution Abatement Trust:
     500,000    AAA            Series 8 3.00% due 8/1/04                                           503,133
   2,315,000    AAA            Series 9 2.00% due 8/1/04                                         2,322,665
     250,000    AAA            Series A 6.00% due 8/1/04                                           254,091
     250,000    Aaa*        Newburyport GO MBIA-Insured 5.50% due 5/1/04                           250,914
                            Newton GO:
     320,000    Aaa*           2.00% due 8/15/04                                                   321,179
   7,015,000    MIG 1*         BAN 1.50% due 8/27/04                                             7,029,655
     500,000    MIG 1*      Old Rochester Regional School District BAN
                               2.00% due 4/30/04                                                   500,392
   1,345,000    Aaa*        Puerto Rico PFC Series 520 MBIA-Insured PART
                               1.15% due 8/12/04                                                 1,345,000
     259,000    Aaa*        Tewksbury GO AMBAC-Insured 3.50% due 2/15/05                           264,388
----------------------------------------------------------------------------------------------------------
                            TOTAL INVESTMENTS -- 100.0%
                            (Cost -- $223,191,982**)                                          $223,191,982
==========================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except for those which are identified by an asterisk (*), are rated by Moody's Investors Service ("Moody's").
+ Security has not been rated by either Standard & Poor's or Moody's. However, the Board of Trustees had determined this security to be considered a first tier quality issue due to enhancement features, such as insurance and/or irrevocable letters of credit.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 11 and 12 for definitions of ratings and certain abbreviations.


                       See Notes to Financial Statements.

               9   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Summary of Investments by Industry*
================================================================================
Education                                                                  31.8%
Hospital                                                                   14.5
Transportation                                                             12.3
General Obligation                                                         10.9
Housing                                                                     7.9
Water and Sewer                                                             6.5
Industrial Development                                                      3.6
Solid Waste                                                                 3.4
Other                                                                       9.1
--------------------------------------------------------------------------------
                                                                          100.0%
================================================================================

* As a percentage of total investments. Please note that Fund holdings are as of March 31, 2004 and are subject to change.


              10   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Rating "AA" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.
AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to generic rating "Aa", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards.
          Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+)sign.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO. MIG 1 -- Moody's highest rate for short-term municipal obligations.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


              11   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Abbreviations* (unaudited)
================================================================================

ABAG       --  Association of Bay Area Governments
AIG        --  American International Guaranty
AMBAC      --  Ambac Assurance Corporation
AMT        --  Alternative Minimum Tax
BAN        --  Bond Anticipation Notes
BIG        --  Bond Investors Guaranty
CDA        --  Community Development Authority
CGIC       --  Capital Guaranty Insurance Company
CHFCLI     --  California Health Facility Construction Loan Insurance
CONNIE LEE --  College Construction Loan Insurance Association
COP        --  Certificate of Participation
CSD        --  Central School District
CTFS       --  Certificates
DFA        --  Development Finance Agency
EDA        --  Economic Development Authority
EFA        --  Educational Facilities Authority
ETM        --  Escrowed To Maturity
FGIC       --  Financial Guaranty Insurance Company
FHA        --  Federal Housing Administration
FHLMC      --  Federal Home Loan Mortgage Corporation
FLAIRS     --  Floating Adjustable Interest Rate Securities
FNMA       --  Federal National Mortgage Association
FRTC       --  Floating Rate Trust Certificates
FSA        --  Federal Savings Association
GIC        --  Guaranteed Investment Contract
GNMA       --  Government National Mortgage Association
GO         --  General Obligation
HDC        --  Housing Development Corporation
HEFA       --  Health & Educational Facilities Authority
HFA        --  Housing Finance Authority
IBC        --  Insured Bond Certificates
IDA        --  Industrial Development Authority
IDB        --  Industrial Development Board
IDR        --  Industrial Development Revenue
IFA        --  Industrial Finance Agency
Inflos     --  Inverse Floaters
ISD        --  Independent School District
ISO        --  Independent System Operator
LOC        --  Letter of Credit
MBIA       --  Municipal Bond Investors Assurance Corporation
MERLOT     --  Municipal Exempt Receipts Liquidity Optional Tender
MFH        --  Multi-Family Housing
MSTC       --  Municipal Securities Trust Certificates
MUD        --  Municipal Utilities District
MVRICS     --  Municipal Variable Rate Inverse Coupon Security
PART       --  Partnership Structure
PCFA       --  Pollution Control Finance Authority
PCR        --  Pollution Control Revenue
PFA        --  Public Finance Authority
PFC        --  Public Finance Corporation
PSFG       --  Permanent School Fund Guaranty
Q-SBLF     --  Qualified School Bond Loan Fund
Radian     --  Radian Asset Assurrance
RAN        --  Revenue Anticipation Notes
RAW        --  Revenue Anticipation Warrants
RDA        --  Redevelopment Agency
RIBS       --  Residual Interest Bonds
RITES      --  Residual Interest Tax-Exempt Securities
SPA        --  Standby Bond Purchase Agreement
SWAP       --  Swap Structure
SYCC       --  Structured Yield Curve Certificate
TAN        --  Tax Anticipation Notes
TCRS       --  Transferable Custodial Receipts
TECP       --  Tax Exempt Commercial Paper
TFA        --  Transitional Finance Authority
TOB        --  Tender Option Bond Structure
TRAN       --  Tax and Revenue Anticipation Notes
UFSD       --  Unified Free School District
UHSD       --  Unified High School District
USD        --  Unified School District
VA         --  Veterans Administration
VRDD       --  Variable Rate Daily Demand
VRDO       --  Variable Rate Demand Obligation
VRWE       --  Variable Rate Wednesday Demand
XLCA       --  XL Capital Assurance

--------------
*     Abbreviations may or may not appear on the schedule of investments.


              12   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Statement of Assets and Liabilities                               March 31, 2004
================================================================================

ASSETS:
   Investments, at amortized cost                                   $223,191,982
   Cash                                                                   75,207
   Receivable for securities sold                                      1,000,864
   Receivable for Fund shares sold                                       533,715
   Interest receivable                                                   495,009
   Prepaid expenses                                                        3,371
   Other assets                                                            1,165
--------------------------------------------------------------------------------
   Total Assets                                                      225,301,313
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund shares reacquired                                  2,493,670
   Management fee payable                                                 92,355
   Dividends payable                                                      41,864
   Distribution plan fees payable                                          6,849
   Deferred compensation payable                                           1,165
   Accrued expenses                                                       55,637
--------------------------------------------------------------------------------
   Total Liabilities                                                   2,691,540
--------------------------------------------------------------------------------
Total Net Assets                                                    $222,609,773
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                       $    222,487
   Capital paid in excess of par value                               222,387,286
--------------------------------------------------------------------------------
Total Net Assets                                                    $222,609,773
================================================================================
Shares Outstanding                                                   222,487,164
--------------------------------------------------------------------------------
Net Asset Value (and redemption price)                              $       1.00
================================================================================


                       See Notes to Financial Statements.

              13   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Statement of Operations                        For the Year Ended March 31, 2004
================================================================================

INVESTMENT INCOME:
   Interest                                                           $2,821,619
--------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 4)                                             1,296,927
   Distribution plan fees (Note 4)                                       269,617
   Transfer agency services                                               24,003
   Audit and legal                                                        23,289
   Custody                                                                16,608
   Shareholder communications                                             14,042
   Registration fees                                                       2,741
   Trustees' fees                                                          1,497
   Other                                                                   8,091
--------------------------------------------------------------------------------
   Total Expenses                                                      1,656,815
--------------------------------------------------------------------------------
Net Investment Income                                                 $1,164,804
================================================================================


                       See Notes to Financial Statements.

              14   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Statements of Changes in Net Assets                For the Years Ended March 31,
================================================================================

                                                         2004                      2003
=============================================================================================
OPERATIONS:
   Net investment income                           $     1,164,804           $     2,113,825
   Net realized gain                                            --                   123,089
---------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                1,164,804                 2,236,914
---------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 3):
   Net investment income                                (1,164,804)               (2,113,825)
---------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Distribution to Shareholders                       (1,164,804)               (2,113,825)
---------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                  1,122,099,513               950,510,458
   Net asset value of shares issued for
     reinvestment of dividends                           1,160,548                 2,195,084
   Cost of shares reacquired                        (1,154,786,703)             (998,623,569)
---------------------------------------------------------------------------------------------
   Decrease in Net Assets From
     Fund Share Transactions                           (31,526,642)              (45,918,027)
---------------------------------------------------------------------------------------------
Decrease in Net Assets                                 (31,526,642)              (45,794,938)

NET ASSETS:
   Beginning of year                                   254,136,415               299,931,353
---------------------------------------------------------------------------------------------
   End of year                                     $   222,609,773           $   254,136,415
=============================================================================================


                       See Notes to Financial Statements.

              15   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Notes to Financial Statements
================================================================================

1.    Significant Accounting Policies

The Massachusetts Money Market Portfolio ("Fund"), a separate investment fund of the Smith Barney Muni Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of this Fund and eight other separate investment funds: Florida, Georgia, Limited Term, National, New York, Pennsylvania, California Money Market and New York Money Market Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) gains or losses on the sale of securities are calculated by using the specific identification method; (d) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) dividends and distributions to shareholders are recorded on ex-dividend date; (f) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (g) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and (h) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.    Fund Concentration

Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.


              16   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

3.    Exempt-Interest Dividends and Other Distributions

The Fund declares and records a dividend of substantially all its net investment income on each business day. Such dividends are paid or reinvested monthly in fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4.    Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Effective July 1, 2003, the Fund pays SBFM a management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund's average daily net assets; 0.450% on the next $1 billion; 0.425% on the next $3 billion; 0.400% on the next $5 billion and 0.375% on the Fund's average daily net assets in excess of $10 billion. This fee is calculated daily and paid monthly.

Prior to July 1, 2003, the Fund paid SBFM a management fee calculated at an annual rate of 0.500% on the first $2.5 billion of the Fund's average daily net assets; 0.475% on the next $2.5 billion and 0.450% on the Fund's average daily net assets in excess of $5 billion. This fee was calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended March 31, 2004, the Fund paid transfer agent fees of $39,132 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average


              17   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

daily net assets of that class. For the year ended March 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were $269,617.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

5.    Shares of Beneficial Interest

At March 31, 2004, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of the Fund were as follows:

                                        Year Ended                  Year Ended
                                      March 31, 2004              March 31, 2003
================================================================================
Class A
Shares sold                            1,122,099,513                950,510,458
Shares issued on reinvestment              1,160,548                  2,195,084
Shares reacquired                     (1,154,786,703)              (998,623,569)
--------------------------------------------------------------------------------
Net Decrease                             (31,526,642)               (45,918,027)
================================================================================

6.    Income Tax Information and Distribution to Shareholders

At March 31, 2004, the tax basis components of distributable earnings were:

================================================================================
Undistributed tax-exempt income                                          $43,029
================================================================================
The tax character of distributions paid during the year ended March 31 was:

                                                       2004              2003
================================================================================
Tax-exempt income                                   $1,164,804        $2,113,825
================================================================================

7.    Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would


              18   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


              19   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                  2004            2003            2002            2001           2000(1)
==========================================================================================================
Net Asset Value,
   Beginning of Year          $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
----------------------------------------------------------------------------------------------------------
Net investment income(2)          0.004           0.008           0.018           0.034           0.016
Dividends from net
   investment income             (0.004)         (0.008)        (0.018)          (0.034)         (0.016)
----------------------------------------------------------------------------------------------------------
Net Asset Value,
   End of Year                $    1.00       $    1.00       $    1.00       $    1.00       $    1.00
----------------------------------------------------------------------------------------------------------
Total Return(3)                    0.44%           0.78%          1.81%            3.46%           1.66%++
----------------------------------------------------------------------------------------------------------
Net Assets,
   End of Year (millions)     $     223       $     254       $     300       $     336       $     260
----------------------------------------------------------------------------------------------------------
Ratios to Average
   Net Assets:
   Expenses(2)(4)                  0.61%           0.65%           0.65%           0.65%           0.65%+
   Net investment income           0.43            0.78            1.80            3.36            3.05+
==========================================================================================================

(1) For the period September 14, 1999 (commencement of operations) to March 31, 2000.
(2) The manager waived a portion of its fees for the years ended March 31, 2002, March 31, 2001, and the period ended March 31, 2000. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                           Per Share Decreases to               Expense Ratios
                           Net Investment Income              Without Fee Waiver
                           ----------------------             ------------------
          2002                     $0.000*                           0.66%
          2001                      0.000*                           0.66
          2000                      0.001                            0.76+

(3) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.
*     Amount represents less than $0.001 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


              20   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Independent Auditors' Report
================================================================================

To the Shareholders and Board of Trustees of Smith Barney Muni Funds:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Massachusetts Money Market Portfolio ("Fund") of the Smith Barney Muni Funds ("Trust") as of March 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period from September 14, 1999 (commencement of operations) to March 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian. As to securities sold but not yet delivered, we performed other appropiate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of March 31, 2004, and the results of its operations for the year then ended, and the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each the years in the four-year period then ended and for the period from September 14, 1999 to March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


                                                                    /s/ KPMP LLP


New York, New York
May 12, 2004


              21   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Additional Information (unaudited)
================================================================================

Information about Trustees and Officers
The business and affairs of the Massachusetts Money Market Portfolio ("Fund") are managed under the direction of the Smith Barney Muni Funds' ("Trust") Board of Trustees. Information pertaining to the Trustees and Officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Trust's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                                                 Number of
                                                      Term of                                    Portfolios
                                                    Office* and             Principal             in Fund          Other Board
                                  Position(s)         Length               Occupation(s)          Complex          Memberships
Name, Address                      Held with          of Time              During Past            Overseen          Held by
and Age                              Fund             Served               Five Years            by Trustee         Trustee
===============================================================================================================================
Non-Interested Trustees:

Lee Abraham                         Trustee           Since       Retired; Former Director           27               None
13732 LeHavre Drive                                   1999        of Signet Group PLC
Frenchman's Creek
Palm Beach Gardens,
FL 33410
Age 76

Allan J. Bloostein                  Trustee           Since       President of Allan                 34            Taubman
27 West 67th Street                                   1999        Bloostein Associates, a                          Realty Corp.
New York, NY 10023                                                consulting firm; Former
Age 74                                                            Director of CVS Corp.

Jane F. Dasher                      Trustee           Since       Controller of PBK                  27               None
Korsant Partners                                      1999        Holdings Inc., a family
283 Greenwich Avenue                                              investment company
3rd Floor
Greenwich, CT 06830
Age 54

Donald R. Foley                     Trustee           Since       Retired                            19               None
3668 Freshwater Drive                                 1985
Jupiter, FL 33477
Age 81

Richard E. Hanson, Jr.              Trustee           Since       Retired; Former Head of            27               None
2751 Vermont                                          1999        the New Atlanta Jewish
Route 140                                                         Community High School
Poultney, VT 05764
Age 62

Paul Hardin                         Trustee           Since       Professor of Law &                 34               None
12083 Morehead                                        1994        Chancellor Emeritus
Chapel Hill, NC                                                   at the University of
27514-8426                                                        North Carolina
Age 72


              22   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                 Number of
                                                      Term of                                    Portfolios
                                                    Office* and             Principal             in Fund          Other Board
                                  Position(s)         Length               Occupation(s)          Complex          Memberships
Name, Address                      Held with          of Time              During Past            Overseen          Held by
and Age                              Fund             Served               Five Years            by Trustee         Trustee
===============================================================================================================================
Roderick C. Rasmussen               Trustee           Since       Investment Counselor               27               None
9 Cadence Court                                       1982
Morristown, NJ 07960
Age 77

John P. Toolan                      Trustee           Since       Retired                            27            John Hancock
13 Chadwell Place                                     1992                                                         Funds
Morristown, NJ 07960
Age 73

Interested Trustee:

R. Jay Gerken**                   Chairman,           Since       Managing Director of               221              None
Citigroup Asset                   President           2002        Citigroup Global Markets
  Management ("CAM")              and Chief                       Inc. ("CGM"); Chairman,
399 Park Avenue                   Executive                       President and Chief
4th Floor                         Officer                         Executive Officer of Smith
New York, NY 10022                                                Barney Fund Management LLC
Age 52                                                            ("SBFM"), Travelers Investment
                                                                  Adviser, Inc. ("TIA") and
                                                                  Citi Fund Management Inc.
                                                                  ("CFM"); President and Chief
                                                                  Executive Officer of certain
                                                                  mutual funds associated with
                                                                  Citigroup Inc. ("Citigroup");
                                                                  Formerly Portfolio Manager
                                                                  of Smith Barney Allocation
                                                                  Series Inc. (from 1996 to
                                                                  2001) and Smith Barney
                                                                  Growth and Income Fund
                                                                  (from 1996 to 2000)


              23   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                 Number of
                                                      Term of                                    Portfolios
                                                    Office* and             Principal             in Fund          Other Board
                                  Position(s)         Length               Occupation(s)          Complex          Memberships
Name, Address                      Held with          of Time              During Past            Overseen          Held by
and Age                              Fund             Served               Five Years            by Trustee         Trustee
===============================================================================================================================
Officers:

Andrew B. Shoup                   Senior Vice         Since       Director of CAM; Senior            N/A              N/A
CAM                               President           2003        Vice President and Chief
125 Broad Street                  and Chief                       Administrative Officer of
11th Floor                        Administrative                  mutual funds associated
New York, NY 10004                Officer                         with Citigroup; Treasurer
Age 47                                                            of certain mutual funds
                                                                  associated with Citigroup;
                                                                  Head of International Funds
                                                                  Administration of CAM
                                                                  (from 2001 to 2003);
                                                                  Director of Global Funds
                                                                  Administration of CAM
                                                                  (from 2000 to 2001); Head
                                                                  of U.S. Citibank Funds
                                                                  Administration of CAM
                                                                  (from 1998 to 2000)

Richard L. Peteka                 Chief               Since       Director of CGM; Chief             N/A              N/A
CAM                               Financial           2002        Financial Officer and
125 Broad Street                  Officer and                     Treasurer of certain mutual
11th Floor                        Treasurer                       funds affiliated with
New York, NY 10004                                                Citigroup; Director and
Age 42                                                            Head of Internal Control
                                                                  for CAM U.S. Mutual Fund
                                                                  Administration (from 1999
                                                                  to 2002); Vice President,
                                                                  Head of Mutual Fund
                                                                  Administration and Treasurer
                                                                  at Oppenheimer Capital
                                                                  (from 1996 to 1999)

Julie P. Callahan, CFA            Vice                Since       Vice President of CGM              N/A              N/A
CAM                               President           2002
399 Park Avenue                   and
4th Floor                         Investment
New York, NY 10022                Officer
Age 31


              24   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                 Number of
                                                      Term of                                    Portfolios
                                                    Office* and             Principal             in Fund          Other Board
                                  Position(s)         Length               Occupation(s)          Complex          Memberships
Name, Address                      Held with          of Time              During Past            Overseen          Held by
and Age                              Fund             Served               Five Years            by Trustee         Trustee
===============================================================================================================================
Joseph P. Deane                   Vice                Since       Managing Director                  N/A              N/A
CAM                               President           1999        of CGM; Investment
399 Park Avenue                   and                             Officer of SBFM
4th Floor                         Investment
New York, NY 10022                Officer
Age 56

Andrew Beagley                    Chief               Since       Director of CGM (since             N/A              N/A
CAM                               Anti-Money          2002        2000); Director of
399 Park Avenue                   Laundering                      Compliance, North America,
4th Floor                         Compliance                      CAM (since 2000); Chief
New York, NY 10022                Officer                         Anti-Money Laundering
Age 40                                                            Compliance Officer and
                                                                  Vice President of certain
                                                                  mutual funds associated with
                                                                  Citigroup; Director of
                                                                  Compliance, Europe, the
                                                                  Middle East and Africa,
                                                                  CAM (from 1999 to 2000);
                                                                  Compliance Officer,
                                                                  Salomon Brothers Asset
                                                                  Management Limited, Smith
                                                                  Barney Global Capital
                                                                  Management Inc., Salomon
                                                                  Brothers Asset Management
                                                                  Asia Pacific Limited
                                                                  (from 1997 to 1999)

Kaprel Ozsolak                    Controller          Since       Vice President of CGM;             N/A              N/A
CAM                                                   2002        Controller of certain
125 Broad Street                                                  mutual funds associated
11th Floor                                                        with Citigroup
New York, NY 10004
Age 38


              25   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                 Number of
                                                      Term of                                    Portfolios
                                                    Office* and             Principal             in Fund          Other Board
                                  Position(s)         Length               Occupation(s)          Complex          Memberships
Name, Address                      Held with          of Time              During Past            Overseen          Held by
and Age                              Fund             Served               Five Years            by Trustee         Trustee
===============================================================================================================================
Robert I. Frenkel                 Secretary           Since       Managing Director and              N/A              N/A
CAM                               and Chief           2003        General Counsel of Global
300 First Stamford                Legal                           Mutual Funds for CAM and
Place, 4th Floor                  Officer                         its predecessor (since
Stamford, CT 06902                                                1994); Secre tary of CFM
Age 48                                                            (from 2001 to 2004);
                                                                  Secretary and Chief Legal
                                                                  Officer of mutual funds
                                                                  associated with Citigroup

----------
* Each Trustee and Officer serves until his or her successor has been duly elected and qualified.
** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.


              26   Smith Barney Muni Funds  |  2004 Annual Report

================================================================================
Tax Information (unaudited)
================================================================================

For the year ended March 31, 2004, 100% of the dividends paid by the Fund from net investment income were tax-exempt for regular Federal income tax and Massachusetts state income tax purposes.


              27   Smith Barney Muni Funds  |  2004 Annual Report

(This page intentionally left blank.)

--------------------------------------------------------------------------------
SMITH BARNEY
MUNI FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Julie P. Callahan, CFA
Vice President and
Investment Officer

Joseph P. Deane
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money Laundering
Compliance Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

--------------------------------------------------------------------------------
Smith Barney Muni Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Massachusetts Money
Market Portfolio

The Fund is a separate investment fund of the Smith Barney Muni Funds, a Massachusetts business trust.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.


This report is submitted for general information of the shareholders of Smith Barney Muni Funds -- Massachusetts Money Market Portfolio.

SMITH BARNEY MUNIFUNDS
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004


(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD01908 5/04                                                             04-6633
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Jane F. Dasher, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Dasher as the Audit Committee's financial expert. Ms. Dasher is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Audit Fees for Smith Barney Muni Funds were $170,500 and $162,500 for the years ended 3/31/04 and 3/31/03.

         (b) Audit-Related Fees for Smith Barney Muni Funds were $0 and $0 for the years ended 3/31/04 and 3/31/03.

         (c) Tax Fees for Smith Barney Muni Funds were $18,500 and $18,400 for the years ended 3/31/04 and 3/31/03. These amounts represent aggregate fees paid for tax compliance, tax advice and tax planning services, which include (the filing and amendment of federal, state and local income tax returns, timely RIC qualification review and tax distribution and analysis planning) rendered by the Accountant to Smith Barney Muni Funds.

         (d) There were no all other fees for Smith Barney Muni Funds for the years ended 3/31/04 and 3/31/03.

         (e) (1) Audit Committee's pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

               The Charter for the Audit Committee (the "Committee") of the Board of each registered investment company (the "Fund") advised by Smith Barney Fund Management LLC or Salomon Brothers Asset Management Inc or one of their affiliates (each, an "Adviser") requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund's independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

               The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit

               Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

               Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund ("Covered Service Providers") constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee;
               (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

         (f)   N/A

         (g) Non-audit fees billed - $100,000 and $1.2 million for the years ended 12/31/2003 and 12/31/2002.

         (h) Yes. The Smith Barney Muni Funds' Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Accountant's independence. All services provided by the Accountant to the Smith Barney Muni Funds or to Service Affiliates which were required to be pre-approved were pre-approved as required.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Code of Ethics attached hereto.

               Exhibit 99.CODE ETH

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Muni Funds

Date: June 4, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Muni Funds

Date: June 4, 2004


By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Muni Funds

Date: June 4, 2004